Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about biological assets [line items]
Agricultural products	R$ 57,689	R$ 13,706
Raw materials	11,933	8,952
Inventories	69,622	22,658
Soybean [Member]
Disclosure of detailed information about biological assets [line items]
Agricultural products	50,289	6,837
Corn [Member]
Disclosure of detailed information about biological assets [line items]
Agricultural products	6,247	6,819
Other Harvests [Member]
Disclosure of detailed information about biological assets [line items]
Agricultural products	R$ 1,153	R$ 50